Note 7 - Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
(
8
)
LEASES
:

The Company adopted ASU
2016
-
02
“
Leases
 (Topic
842
)” along with related clarifications and improvements effective at the beginning of fiscal
2019,
using the modified retrospective transition method.   Comparative information has
not
been restated and continues to be reported under the accounting standards in effect for those periods, as the Company has elected the package of practical expedients permitted under the transition guidance, which among other things, allows us to carryforward our prior lease classifications under ASC
840,
“Leases.”

Under the new guidance, right-of-use assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease terms at the commencement dates.  The Company uses its incremental borrowing rates as the discount rate for its leases, which is equal to the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The incremental borrowing rate for all existing leases as of the opening balance sheet date was based upon the remaining terms of the leases; the incremental borrowing rate for all new or amended leases is based upon the lease terms.  The lease terms for all the Company's leases include the contractually obligated period of the leases, plus any additional periods covered by a Company options to extend the leases that the Company is reasonably certain to exercise.

The Company has elected the package of practical expedients permitted under the transition guidance, which among other things, allows us to carryforward our prior lease classifications under ASC
840,
“Leases.”

Adoption of Topic
842
did
not
have a material impact on our annual operating results or cash flows. Operating lease expense is recognized on a straight-line basis over the lease term and is included in operating costs or General and administrative expense.  Variable lease payments are expensed as incurred.

The Company determines if an arrangement is or contains a lease at contract inception and recognizes a right-of-use asset and a lease liability at the lease commencement date.  Leases with an initial term of
12
months or less but greater than
one
month are
not
recorded on the balance sheet for select asset classes.  The lease liability is measured at the present value of future lease payments as of the lease commencement date, or the opening balance sheet date for leases existing at adoption of Topic
842.
  The right-of-use asset recognized is based on the lease liability adjusted for prepaid and deferred rent and unamortized lease incentives.

Certain leases provide that the lease payments
may
be increased annually based on the fixed rate terms or adjustable terms such as the Consumer Price Index.  Future base rent escalations that are not
contractually quantifiable as of the lease commencement date are not
included in our lease liability.

The Company has
one
office lease, which is as an operating lease and included in the right-of-use asset, current portion of lease liability, and long-term lease liability captions on the Company's consolidated balance sheet.

Operating lease assets are recorded net of accumulated amortization of
$25,507
as of
June
30,
2020.
Lease expense for lease payments are recognized on a straight-line basis over the lease term.   Lease expense for the
six
months ended
June
30,
2020
and
2019
was
$8,929
and
$11,376.

(
7
) LEASES:

The Company adopted ASU
2016
-
02
“
Leases
 (Topic
842
)” along with related clarifications and improvements effective at the beginning of fiscal
2019,
using the modified retrospective transition method.  There was no
cumulative-effect adjustment to the Company's consolidated balance sheet as of
December 31, 2018.
Comparative information has
not
been restated and continues to be reported under the accounting standards in effect for those periods, as the Company has elected the package of practical expedients permitted under the transition guidance, which among other things, allows us to carryforward our prior lease classifications under ASC
840,
“Leases.”

Under the new guidance, right-of-use assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease terms at the commencement dates.  The Company uses its incremental borrowing rates as the discount rate for its leases, which is equal to the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The incremental borrowing rate for all existing leases as of the opening balance sheet date was based upon the remaining terms of the leases; the incremental borrowing rate for all new or amended leases is based upon the lease terms.  The lease terms for all the Company's leases include the contractually obligated period of the leases, plus any additional periods covered by a Company options to extend the leases that the Company is reasonably certain to exercise

The Company has elected the package of practical expedients permitted under the transition guidance, which among other things, allows us to carryforward our prior lease classifications under ASC
840,
“Leases.”

Adoption of Topic
842
did
not
have a material impact on our annual operating results or cash flows. Operating lease expense is recognized on a straight-line basis over the lease term and is included in operating costs or General and administrative expense.  Variable lease payments are expensed as incurred.

The effects of the changes made to the Company's consolidated balance sheet as of
December 31, 2018
for the adoption of Topic
842
is as follows:

The Company determines if an arrangement is or contains a lease at contract inception and recognizes a right-of-use asset and a lease liability at the lease commencement date.  Leases with an initial term of
12
months or less but greater than
one
month are
not
recorded on the balance sheet for select asset classes.  The lease liability is measured at the present value of future lease payments as of the lease commencement date, or the opening balance sheet date for leases existing at adoption of Topic
842.
  The right-of-use asset recognized is based on the lease liability adjusted for prepaid and deferred rent and unamortized lease incentives.

Certain leases provide that the lease payments
may
be increased annually based on the fixed rate terms or adjustable terms such as the Consumer Price Index.  Future base rent escalations that are not
contractually quantifiable as of the lease commencement date are not
included in our lease liability.

The Company has
one
office lease, which is as an operating lease and included in the right-of-use asset, current portion of lease liability, and long-term lease liability captions on the Company's consolidated balance sheet.
Operating lease assets are recorded net of accumulated amortization of
$17,006
as of
December 31, 2019.
Lease expense for lease payments are recognized on a straight-line basis over the lease term.   Lease expense for the years ended
December 31, 2019
and
2018
was
$17,006
and
$22,249,
respectively.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of
December 31, 2019:

Year ending December 31,	Amounts
2020	$19,170
2021	19,170
2022	19,170
2023	1,598
2024	-
Total	$59,108